Summary of Significant Accounting Policies - Summary of Excess Tax Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Excess tax benefit from stock-based compensation, net	$ 5,200	$ 1,362	$ 7,494	$ 2,583	$ 2,743	$ 8,226	$ 7,122